Assets Constructed on Behalf of the Company	12 Months Ended
Dec. 02, 2012
Assets Constructed on Behalf of the Company
Assets Constructed on Behalf of the Company

Note 5: Assets Constructed on Behalf of the Company

        The Company has engaged third parties to construct production facilities to be leased by the Company. When entities are involved with certain structural elements of the construction of an asset that will be leased when construction of the asset is completed, the FASB's authoritative guidance requires the Company to be considered the owner, for accounting purposes, of these production facilities. In fiscal 2011, the Company amended one of these leases which had the effect of extending the lease term. Based on this amendment, an additional $2.2 million of property, plant and equipment with an offsetting financing obligation was recognized in the Consolidated Balance Sheets. During the lease terms, the Company recognizes building depreciation and interest expense for the obligations. The Company has recorded $23.0 million and $24.2 million as of December 2, 2012 and November 27, 2011, respectively in buildings related to these facilities. The associated financial obligations are $40.0 million and $41.2 million as of December 2, 2012 and November 27, 2011, respectively in the Consolidated Balance Sheets. The recording of these assets is a non-cash item for the purposes of the Consolidated Statements of Cash Flow.